Income Taxes	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income Taxes

(14)	INCOME TAXES
Cayman Islands and British Virgin Islands
Under the current laws of the Cayman Islands and the British Virgin Islands, the Group is not subject to any income tax in these jurisdictions.
Hong Kong
ACG HK did not derive any income that is subject to Hong Kong profits tax for the taxable years ended December 31, 2020, 2021 and 2022. Accordingly, no provision for Hong Kong profits tax was required.
People’s Republic of
China
The
Company’s
consolidated PRC entities file separate income tax returns.
Under the Enterprise Income Tax Law (“EIT Law”), the statutory income tax rate is 25% effective from January 1, 2008. Entities that qualify as
“high-and-new
technology enterprises eligible for key support from the State” (“HNTE”) are entitled to a preferential income tax rate of 15%. If an HNTE enterprise no longer satisfies the related accreditation criteria, its certificate will be cancelled and it will cease to be entitled to the related tax incentives.
The Company’s PRC entities are subject to income tax at 25%, unless otherwise specified.
In December 2008, ATA Education received approval from the tax authority that it qualified as an HNTE. The certificate entitled ATA Education to the preferential income tax rate of
15
% effective retroactively from January 1, 2008 to December 31, 2010. In October 2011, ATA Education received approval from the tax authority on its renewal as an HNTE which entitled it to the preferential income tax rate of
15
% effective retroactively from January 1, 2011 to December 31, 2013. In October 2014 and 2017, ATA Education received approval from the tax authority on its renewal as an HNTE, which entitled it to the preferential income tax rate o
f
15
% effective from January 1, 2014 to December 31, 2016 and from January 1, 2017 to December 31, 2019, respectively. In December 2020, ATA Education received approval from the tax authority on its renewal as an HNTE, which entitled it to the preferential income tax rate o
f
15
% effective retroactively from January 1, 2020 to December 31, 2022.
In December 2009, Muhua Shangce received approval from the tax authority that it qualified as an HNTE. The certificate entitled it to the preferential income tax rate of
15
% effective retroactively from January 1, 2009 to December 31, 2011. In July 2012, Muhua Shangce received approval from the tax authority on its renewal as an HNTE which entitled it to the preferential income tax rate of
15
%
effective from January 1, 2012 to December 31, 2014. In November 2015 and October 2018, Muhua Shangce received approval from the tax authority on its renewal as an HNTE, which entitled it to the preferential income tax rate o
f
15
% effective from January 1, 2015 to December 31, 2017 and from January 1, 2018 to December 31, 2020, respectively. Muhua Shangce was no longer consolidated into the Group after the disposal of its entire equity interests on June 2, 2021. See Note 15.

The EIT Law and its relevant regulations impose a withholding tax at 10
% for earnings generated beginning January 1, 2008, unless reduced by a tax treaty or agreement, for dividends distributed by a
PRC-resident
enterprise to its immediate holding company outside the PRC. Undistributed earnings generated prior to January 1, 2008 are exempt from withholding tax. As of December 31, 2021 and 2022, the Company has not accrued income taxes on earnings of
RMB2,820,818 and RMB 2,486,972 respectively, generated by its PRC consolidated entities, as the Company plans to reinvest these earnings indefinitely in the PRC. The unrecognized deferred income tax liability related to these earnings was RMB 282,082 and RMB248,697, respectively as of December 31, 2021 and
2022.
Loss
before income taxes were generated in the following jurisdictions:

	Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Cayman Islands and British Virgin Islands	(15,482,426)	(18,488,181)	(7,206,659)
PRC	(95,351,791)	(19,442,469)	(47,256,605)
Hong Kong	(19,367)	(19,044)	(52,351)

Loss before income taxes	(110,853,584)	(37,949,694)	(54,515,615)

Income tax expense (benefit) recognized in the consolidated statements of comprehensive income (loss) consists of the following:

	Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
PRC
Current income tax expense	14,402	22,781	130,635
Deferred income tax benefit	(10,283,238)	(1,562,358)	(6,052,019)

Total income tax benefit	(10,268,836)	(1,539,577)	(5,921,384)

The actual income tax expense (benefit) reported in the consolidated statements of comprehensive income (loss) differs from the respective amount computed by applying the PRC statutory income tax rate of 25% for each of the years ended December 31, 2020, 2021 and 2022 to earnings before income taxes due to the following:

	Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Computed “expected” income tax expenses (benefit)	(27,713,394)	(9,487,423)	(13,628,904)
Increase in valuation allowance	11,770,037	10,531,372	6,084,383
Entities not subject to income tax	3,445,048	1,691,406	1,429,868
Non-deductible expenses
Entertainment	226,312	280,436	192,298
Share-based compensation	444,196	259,993	364,939
Other non-deductible expenses	1,634,539	3,927,212	1,625,037
Additional deduction of research and development costs	(288,502)	(120,598)	—
Disposal of equity interests in subsidiaries	—	(8,385,539)	(1,577,200)
Other	212,928	(236,436)	(411,805)

Actual income tax benefit	(10,268,836)	(1,539,577)	(5,921,384)

The applicable PRC statutory income tax rate is used since the Group’s taxable income is generated in the PRC.

The tax effects of the Group’s temporary differences that give rise to significant portions of the deferred income tax assets and liabilities are as follows:

	December 31, 2021	December 31, 2022
	RMB	RMB
Deferred income tax assets:
Tax loss carry forwards	27,926,708	34,562,809
Impairment and investment loss of long-term investments	10,523,946	10,598,946
Lease liabilities	10,179,317	9,112,298
Intangible assets and other non-current assets	945,446	405,191
Provision for loan receivable and other receivables	1,887,015	2,927,994
Accrued expenses and other payables	2,818,170	3,652,004
Property and equipment, net	81,512	53,301
Donation	7,500,000	5,000,000

Total gross deferred income tax assets	61,862,114	66,312,543
Less: valuation allowance	(48,897,848)	(51,769,696)

Total deferred income tax assets, net	12,964,266	14,542,847
Deferred income tax liabilities:
Intangible assets	23,338,194	19,029,861
Right-of-use assets	9,838,270	8,721,522
Contract cost assets	4,719,124	5,670,767

Total gross deferred income tax liabilities	37,895,588	33,422,150
Net deferred income tax liabilities	24,931,322	18,879,303
The movements of the valuation allowance are as follows:

	Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Balance at the beginning of the period	44,713,570	56,172,945	48,897,848
Additions	11,770,037	10,531,372	6,084,383
Reduction due to expiration of temporary difference	—	—	(2,500,000)
Reduction as a result of deconsolidation of subsidiaries	(310,662)	(17,806,469)	(712,535)

Balance at the end of the period	56,172,945	48,897,848	51,769,696

As of December 31, 2022, the valuation allowance of RMB 51,769,696 was related to the deferred income tax assets of PRC entities which were in loss position.
As of December 31, 2022, the Group had tax loss carry forwards for PRC income tax purpose of RMB 138,251,236
,
of which RMB 1,361,508, RMB 6,363,372, RMB 9,497,471, RMB 3,920,683, RMB 28,317,935, nil, RMB 28,305,140, RMB 23,594,429, RMB 16,581,088, and RMB 20,309,610 will expire if unused by December 31, 2023, 2024, 2025, 2026, 2027, 2028, 2029, 2030, 2031 and 2032, respectively.
For the years ended December 31, 2020, 2021 and 2022, the Group had no unrecognized tax benefits, and thus no related interest and penalties were recorded. Also, the Group does not expect that the amount of unrecognized tax benefits will significantly increase within the next twelve months.
According to the PRC Tax Administration and Collection
La
w, the statute of limitation is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitation is extended to five years under special circumstances where the underpayment of taxes is more than RMB 100,000. In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion. The income tax return of each of the Company’s PRC consolidated entities is subject to examination by the relevant tax authorities for the calendar tax years beginning 2018.